S-K 1603(a) SPAC Sponsor	Apr. 28, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Cayman Islands limited liability company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under applicable law, our sponsor’s business is focused on investing in our company. David Leuschen is currently the managing member of our sponsor, and at closing, the managing member of our sponsor will be RSE. RSE is controlled by Mr. Leuschen, who serves as our Chief Executive Officer and a member of our board of directors. Through RSE, Mr. Leuschen will control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. Despite the participation of certain persons named herein that have historical affiliations with Riverstone, Riverstone is not affiliated with our sponsor or otherwise participating in the business of our company or our sponsor.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination